ANNUAL REPORT
DECEMBER 31, 1998



                      THE TRAVELERS VARIABLE LIFE INSURANCE
                      SEPARATE ACCOUNT TWO



[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT TWO

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Capital Appreciation Fund, 1,225 shares (cost $72,886)..........    $     89,136
    Money Market Portfolio, 39,530 shares (cost $39,530)............          39,530
    The Travelers Series Trust, 13,105 shares (cost $166,659).......         170,644
    Travelers Series Fund Inc., 9,626 shares (cost $177,689)........         183,309
                                                                       --------------

      Total Investments (cost $456,764).............................                   $    482,619

  Receivables:
    Dividends.......................................................                          3,451
                                                                                      --------------
      Total Assets..................................................                        486,070
                                                                                      --------------

LIABILITIES:
  Payables:
    Insurance charges...............................................                             94
    Administrative fees.............................................                             42
                                                                                      --------------
      Total Liabilities.............................................                            136
                                                                                      --------------

NET ASSETS..........................................................                   $    485,934
                                                                                      ==============


                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT TWO

                            STATEMENT OF OPERATIONS
  FOR THE PERIOD MAY 27, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends................................................                            $      15,132

EXPENSES:
  Insurance charges........................................            $      2,165
  Administrative fees......................................                     959
                                                                       -------------

   Total expenses..........................................                                    3,124
                                                                                       --------------
     Net investment income.................................                                   12,008
                                                                                       --------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
   Proceeds from investments sold..........................                 427,781
   Cost of investments sold................................                 428,107
                                                                      --------------

     Net realized gain (loss)..............................                                     (326)

  Unrealized gain (loss) on investments:
   Unrealized gain at December 31, 1998....................                                   25,855
                                                                                       --------------

      Net realized gain (loss) and unrealized gain (loss)..                                   25,529
                                                                                       --------------

  Net increase in net assets resulting from operations.....                             $     37,537
                                                                                       ==============

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                              SEPARATE ACCOUNT TWO

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD MAY 27, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998


OPERATIONS:
  Net investment income........................................         $     12,008
  Net realized gain (loss) from investment transactions........                 (326)
  Unrealized gain (loss) on investments........................               25,855
                                                                       --------------
    Net increase in net assets resulting from operations.......               37,537
                                                                       --------------

UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 457,581 units)..............................              458,390
  Participant transfers from other Travelers accounts
    (applicable to 417,156 units)..............................              417,222
  Contract surrenders
    (applicable to 7,658 units)................................               (7,641)
  Participant transfers to other Travelers accounts
    (applicable to 417,548 units)..............................             (419,574)
                                                                       --------------

  Net increase in net assets resulting from unit transactions..              448,397
                                                                       --------------

    Net increase in net assets.................................              485,934

NET ASSETS:
  Beginning of period..........................................                    -
                                                                       --------------

  End of period................................................         $    485,934
                                                                       ==============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Travelers Variable Life Insurance Separate Account Two ("Separate Account Two") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable life insurance contracts issued by Travelers Life. Separate Account Two is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

   Participant premium payments applied to Separate Account Two are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1998, the eligible funds available under Separate Account Two were: Capital Appreciation Fund; Money Market Portfolio; Zero Coupon Bond Fund Portfolio Series 2000, Zero Coupon Bond Fund Portfolio Series 2005, Equity Income Portfolio, Large Cap Portfolio, Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated High Yield Portfolio, Federated Stock Portfolio and Disciplined Mid Cap Stock Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, MFS Total Return Portfolio and Putnam Diversified Income Portfolio of Travelers Series Fund Inc.; (all of which are managed by affiliates of The Travelers). All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. which is incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

   The following is a summary of significant accounting policies consistently followed by Separate Account Two in the preparation of its financial statements.

   SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

   SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES. The operations of Separate Account Two form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Two. Separate Account Two is not taxed as a "regulated investment company" under Subchapter M of the Code.

   OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

   The aggregate costs of purchases and proceeds from sales of investments were $884,871 and $427,781, respectively, for the period ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $456,764 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $26,343. Gross unrealized depreciation for all investments at December 31, 1998 was $488.

3. CONTRACT CHARGES

   Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 0.90% of the average net assets of Separate Account Two on an annual basis. For any contract year that follows a contract year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater, these charges will be reduced to 0.75%. As of December 31, 1998 all contract owners had insurance charges of 0.90%.

   Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.40% of the average net assets of Separate Account Two on an annual basis.

   Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received no contingent surrender charges for the period May 27, 1998 (date operations commenced) to December 31, 1998.

4.  NET CONTRACT OWNERS' EQUITY

                                                           DECEMBER 31, 1998
                                            -----------------------------------------------
                                                                  UNIT           NET
                                                 UNITS            VALUE         ASSETS
                                                 -----            -----         ------
Capital Appreciation Fund...................         70,706    $    1.260      $     89,111

Money Market Portfolio......................         38,834         1.020            39,601

The Travelers Series Trust
    Equity Income Portfolio.................         77,444         1.024            79,319
    Federated High Yield Portfolio..........          6,538         0.981             6,417
    Federated Stock Portfolio...............          4,118         1.099             4,527
    Lazard International Stock Portfolio....          3,257         0.982             3,199
    MFS Emerging Growth Portfolio...........          6,281         1.277             8,022
    Disciplined Mid Cap Stock Portfolio.....          2,241         1.268             2,841
    Travelers Quality Bond Portfolio........         66,624         1.045            69,639

Travelers Series Fund Inc.
    Alliance Growth Portfolio...............         64,526         1.113            71,824
    MFS Total Return Portfolio..............         94,284         1.031            97,203
    Putnam Diversified Income Portfolio.....         14,678         0.970            14,231
                                                                              --------------

Net Contract Owners' Equity.................                                   $    485,934
                                                                              ==============

5. STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                       NO. OF              MARKET
                                                                         SHARES              VALUE
                                                                    ----------------     ---------------
  CAPITAL APPRECIATION FUND (18.5%)
     Total (Cost $72,886)                                                     1,225       $      89,136
                                                                    ----------------     ---------------

  MONEY MARKET PORTFOLIO (8.2%)
     Total (Cost $39,530)                                                    39,530              39,530
                                                                    ----------------     ---------------
  THE TRAVELERS SERIES TRUST (35.3%)
   Equity Income Portfolio (Cost $77,223)                                     5,149              79,342
   Federated High Yield Portfolio (Cost $6,358)                                 541               6,012
   Federated Stock Portfolio (Cost $4,077)                                      279               4,376
   Lazard International Stock Portfolio (Cost $2,838)                           246               3,167
   MFS Emerging Growth Portfolio (Cost $7,232)                                  476               8,024
   Disciplined Mid Cap Stock Portfolio (Cost $2,321)                            198               2,841
   Travelers Quality Bond Portfolio (Cost $66,610)                            6,216              66,882
                                                                    ----------------     ---------------
     Total (Cost $166,659)                                                   13,105             170,644
                                                                    ----------------     ---------------

  TRAVELERS SERIES FUND INC. (38.0%)
   Alliance Growth Portfolio (Cost $67,215)                                   2,731              71,844
   MFS Total Return Portfolio (Cost $96,097)                                  5,709              97,230
   Putnam Diversified Income Portfolio (Cost $14,377)                         1,186              14,235
                                                                    ----------------     ---------------
     Total (Cost $177,689)                                                    9,626             183,309
                                                                    ----------------     ---------------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $456,764)                                                                         $     482,619
                                                                                         ===============

6. SCHEDULE OF SEPARATE ACCOUNT ONE OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD MAY 27, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                 CAPITAL
                                                               APPRECIATION      MONEY MARKET       EQUITY INCOME
                                                                   FUND           PORTFOLIO           PORTFOLIO
                                                            ----------------   ----------------   ----------------
INVESTMENT INCOME:
Dividends............................................        $        1,762     $        2,704     $          765
                                                            ----------------   ----------------   ----------------

EXPENSES:
Insurance charges....................................                   314                495                315
Administrative fees..................................                   139                219                140
                                                            ----------------   ----------------   ----------------
    Net investment income (loss).....................                 1,309              1,990                310
                                                            ----------------   ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.....................                 1,513            420,005              1,496
  Cost of investments sold...........................                 1,496            420,005              1,562
                                                            ----------------   ----------------   ----------------

    Net realized gain (loss).........................                    17                  -                (66)
                                                            ----------------   ----------------   ----------------

Unrealized gain (loss) on investments:
  End of period......................................                16,250                  -              2,119
                                                            ----------------   ----------------   ----------------

Net increase (decrease) in net assets
    resulting from operations........................                17,576              1,990              2,363
                                                            ----------------   ----------------   ----------------



UNIT TRANSACTIONS:
Participant premium payments.........................                     -            458,390                  -
Participant transfers from other Travelers accounts..                72,640                755             78,037
Contract surrenders..................................                (1,105)            (1,960)            (1,081)
Participant transfers to other Travelers accounts....                     -           (419,574)                 -
                                                            ----------------   ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from unit transactions.................                71,535             37,611             76,956
                                                            ----------------   ----------------   ----------------

    Net increase (decrease) in net assets............                89,111             39,601             79,319




NET ASSETS:
  Beginning of period................................                     -                  -                  -
                                                            ----------------   ----------------   ----------------

  End of period......................................        $       89,111     $       39,601     $       79,319
                                                            ================   ================   ================


                                                             FEDERATED HIGH     FEDERATED STOCK
                                                             YIELD PORTFOLIO       PORTFOLIO
                                                            ----------------   ----------------
INVESTMENT INCOME:
Dividends............................................        $          407     $          152
                                                            ----------------   ----------------

EXPENSES:
Insurance charges....................................                    19                  8
Administrative fees..................................                     9                  4
                                                            ----------------   ----------------
    Net investment income (loss).....................                   379                140
                                                            ----------------   ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold.....................                    74                 16
  Cost of investments sold...........................                    77                 15
                                                            ----------------   ----------------

    Net realized gain (loss).........................                    (3)                 1
                                                            ----------------   ----------------

Unrealized gain (loss) on investments:
  End of period......................................                  (346)               299
                                                            ----------------   ----------------

Net increase (decrease) in net assets
    resulting from operations........................                    30                440
                                                            ----------------   ----------------



UNIT TRANSACTIONS:
Participant premium payments.........................                     -                  -
Participant transfers from other Travelers accounts..                 6,438              4,104
Contract surrenders..................................                   (51)               (17)
Participant transfers to other Travelers accounts....                     -                  -
                                                            ----------------   ----------------

  Net increase (decrease) in net assets
    resulting from unit transactions.................                 6,387              4,087
                                                            ----------------   ----------------

    Net increase (decrease) in net assets............                 6,417              4,527




NET ASSETS:
  Beginning of period................................                     -                  -
                                                            ----------------   ----------------

  End of period......................................        $        6,417     $        4,527
                                                            ================   ================

     LAZARD                               DISCIPLINED MID           TRAVELERS
  INTERNATIONAL        MFS EMERGING          CAP STOCK             QUALITY BOND
 STOCK PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO              PORTFOLIO
------------------  ------------------   ------------------     ------------------
 $            33     $             -      $             -          $        2,954
------------------  ------------------   ------------------     ------------------

               6                   6                    5                     306
               2                   2                    2                     136
------------------  ------------------   ------------------     ------------------
              25                  (8)                  (7)                  2,512
------------------  ------------------   ------------------     ------------------



              10                  14                    9                   1,481
              11                  12                    8                   1,445
------------------  ------------------   ------------------     ------------------

              (1)                  2                    1                      36
------------------  ------------------   ------------------     ------------------

             329                 792                  520                     272
------------------  ------------------   ------------------     ------------------

             353                 786                  514                   2,820
------------------  ------------------   ------------------     ------------------




               -                   -                    -                       -
           2,858               7,252                2,336                  67,882
             (12)                (16)                  (9)                 (1,063)
               -                   -                    -                       -
------------------  ------------------   ------------------     ------------------

           2,846               7,236                2,327                  66,819
------------------  ------------------   ------------------     ------------------

           3,199               8,022                2,841                  69,639





               -                   -                    -                       -
------------------  ------------------   ------------------     ------------------

 $         3,199     $         8,022      $         2,841          $       69,639
==================  ==================   ==================     ==================


                                              PUTNAM
 ALLIANCE GROWTH        MFS TOTAL           DIVERSIFIED
    PORTFOLIO        RETURN PORTFOLIO     INCOME PORTFOLIO         COMBINED
------------------  ------------------   ------------------   ------------------
 $         3,626     $         2,729      $             -      $        15,132
------------------  ------------------   ------------------   ------------------

             282                 366                   43                2,165
             125                 162                   19                  959
------------------  ------------------   ------------------   ------------------
           3,219               2,201                  (62)              12,008
------------------  ------------------   ------------------   ------------------



           1,322               1,706                  135              427,781
           1,443               1,893                  140              428,107
------------------  ------------------   ------------------   ------------------

            (121)               (187)                  (5)                (326)
------------------  ------------------   ------------------   ------------------

           4,629               1,133                 (142)              25,855
------------------  ------------------   ------------------   ------------------

           7,727               3,147                 (209)              37,537
------------------  ------------------   ------------------   ------------------




               -                   -                    -              458,390
          65,086              95,280               14,554              417,222
            (989)             (1,224)                (114)              (7,641)
               -                   -                    -             (419,574)
------------------  ------------------   ------------------   ------------------

          64,097              94,056               14,440              448,397
------------------  ------------------   ------------------   ------------------

          71,824              97,203               14,231              485,934





               -                   -                    -                    -
------------------  ------------------   ------------------   ------------------

 $        71,824     $        97,203      $        14,231      $       485,934
==================  ==================   ==================   ==================

7.  SCHEDULE OF UNITS FOR SEPARATE ACCOUNT TWO
    FOR THE PERIOD MAY 27, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31,
    1998

                                                             CAPITAL
                                                           APPRECIATION      MONEY MARKET       EQUITY INCOME
                                                               FUND           PORTFOLIO           PORTFOLIO
                                                        -----------------  -----------------  -----------------
Units beginning of period..................                           -                  -                  -
Units purchased and transferred from
   other Travelers accounts................                      71,764            458,332             78,572
Units redeemed and transferred to
   other Travelers accounts................                      (1,058)          (419,498)            (1,128)
                                                        -----------------  -----------------  -----------------
Units end of period........................                      70,706             38,834             77,444
                                                        =================  =================  =================

                                                                                                     LAZARD
                                                         FEDERATED HIGH        FEDERATED          INTERNATIONAL
                                                         YIELD PORTFOLIO     STOCK PORTFOLIO     STOCK PORTFOLIO
                                                        -----------------   -----------------   -----------------
Units beginning of period..................                           -                   -                   -
Units purchased and transferred from
   other Travelers accounts................                       6,591               4,134               3,270
Units redeemed and transferred to
   other Travelers accounts................                         (53)                (16)                (13)
                                                        -----------------   -----------------   -----------------
Units end of period........................                       6,538               4,118               3,257
                                                        =================   =================   =================


                                                          MFS EMERGING      DISCIPLINED MID      TRAVELERS
                                                             GROWTH            CAP STOCK        QUALITY BOND
                                                            PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                        -----------------  -----------------  -----------------
Units beginning of period..................                           -                 -                   -
Units purchased and transferred from
   other Travelers accounts................                       6,295             2,249              67,662
Units redeemed and transferred to
   other Travelers accounts................                         (14)               (8)             (1,038)
                                                        -----------------  -----------------  -----------------
Units end of period........................                       6,281             2,241              66,624
                                                        =================  =================  =================

                                                             PUTNAM
                                                           DIVERSIFIED                              ALLIANCE
                                                             INCOME            MFS TOTAL             GROWTH
                                                            PORTFOLIO       RETURN PORTFOLIO        PORTFOLIO
                                                        -----------------   -----------------   -----------------
Units beginning of period..................                           -                   -                   -
Units purchased and transferred from
   other Travelers accounts................                      14,797              95,525              65,546
Units redeemed and transferred to
   other Travelers accounts................                        (119)             (1,241)             (1,020)
                                                        -----------------   -----------------   -----------------
Units end of period........................                      14,678              94,284              64,526
                                                        =================   =================   =================

                                                            COMBINED
                                                        -----------------
Units beginning of period..................                           -
Units purchased and transferred from
   other Travelers accounts................                     874,737
Units redeemed and transferred to
   other Travelers accounts................                    (425,206)
                                                        -----------------
Units end of period........................                     449,531
                                                        =================

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Life Contracts of The Travelers Variable Life Insurance Separate Account Two:

We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account Two as of December 31, 1998, and the related statement of operations and changes in net assets for the period May 27, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account Two as of December 31, 1998, the results of its operations and the changes in its net assets for the period May 27, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.

KPMG LLP

Hartford, Connecticut
February 17, 1999

                              Independent Auditors

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account Two or Separate Account Two's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Variable Life Insurance Separate Account Two product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.



Sep Acct II (Annual)    (12-98)    Printed in U.S.A.